Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment
Property, Plant and Equipment
($ in millions)

At December 31:	2014	2013
Land and land improvements	$667	$706
Buildings and building improvements	9,524	9,680
Plant, laboratory and office equipment	27,388	28,169
Plant and other property—gross	37,578	38,555
Less: Accumulated depreciation	27,500	25,576
Plant and other property—net	10,078	12,979
Rental machines	1,456	1,920
Less: Accumulated depreciation	763	1,078
Rental machines—net	693	842
Total—net	$10,771	$13,821